Financial Instruments Risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
10 largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 10,875,308	$ 23,525,681
Percent of over total portfolio	3.70%	5.89%
50 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 17,030,642	$ 23,926,818
Percent of over total portfolio	5.79%	5.99%
100 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 13,414,450	$ 16,221,565
Percent of over total portfolio	4.56%	4.06%
Rest of customers [member]
Concentration of deposits [line items]
Debt balance	$ 252,667,647	$ 335,534,953
Percent of over total portfolio	85.95%	84.06%
Total [member]
Concentration of deposits [line items]
Debt balance	$ 293,988,047	$ 399,209,017
Percent of over total portfolio	100.00%	100.00%